As filed with the Securities and Exchange Commission on December 5, 2003

Registration No. 33-13954

811-5141

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	Post-Effective Amendment No. 47 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    Amendment No. 48    ☒

Pacific Select Fund

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices)                    (Zip Code)

Registrant’s Telephone Number, including Area Code:         (949) 219-6767

Robin S. Yonis

Assistant Vice President and Investment Counsel of

Pacific Life Insurance Company

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and Address of Agent for Service)

Copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☒ on December 10, 2003 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on May 1, 2002 pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on May 1, 2002 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment (“PEA”) No. 47 to the Registration Statement for Pacific Select Fund (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of PEA No. 46. PEA No. 46 was filed pursuant to Rule 485(b)(1)(iii) on December 1, 2003 for the purpose of delaying the effectiveness of PEA No. 45., which was incorporated by reference in its entirety in PEA No. 46. PEA No. 45 was filed pursuant to Rule 485(a)(1) on October 3, 2003 for the purpose of (i) replacing a manager on one portfolio; (ii) reducing fees on five portfolios; and (iii) reflecting certain changes to three portfolios as a result of three reorganizations. PEA No. 46 was scheduled to become effective on December 5, 2003. Accordingly, the contents of PEA No. 46, consisting of Part A (the Pacific Select Fund prospectus supplement), Part B (the Pacific Select Fund Statement of Additional Information supplement), and Part C (Other Information), including Exhibits, are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, this PEA No. 47 is intended to become effective on December 10, 2003.

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 47 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach in the State of California on the 5th day of December, 2003.

PACIFIC SELECT FUND

By:	Glenn S. Schafer*
Title:	President

*By:	/s/ DIANE N. LEDGER

Diane N. Ledger, as attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 47 to the Registration Statement of Pacific Select Fund has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Thomas C. Sutton*	Chairman and Trustee (Chief Executive Officer)	December 5, 2003

Brian D. Klemens*	Vice President and Treasurer (Vice President and Treasurer)	December 5, 2003

Glenn S. Schafer*	President (President)	December 5, 2003

Richard L. Nelson*	Trustee	December 5, 2003

Lyman W. Porter*	Trustee	December 5, 2003

Alan Richards*	Trustee	December 5, 2003

Lucie H. Moore*	Trustee	December 5, 2003

G. Thomas Willis	Trustee	December 5, 2003

*By: /s/ DIANE N. LEDGER Diane N. Ledger, as attorney-in-fact		December 5, 2003

PACIFIC SELECT FUND POWER OF ATTORNEY

The undersigned trustees and officers of Pacific Select Funds (the “Fund”) hereby appoint Robin S. Yonis, Diane N. Ledger, Sharon A. Cheever, David R. Carmichael, Jeffrey S. Puretz, and Douglas P. Dick, each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to do any and all acts and things and to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Fund and each series of the Fund, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Fund to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Fund and each series of the Fund, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Fund related to the above.

The undersigned trustees and officers of Pacific Select Fund hereby execute this Power of Attorney effective the 6th day of November, 2003.

Name	Title

/s/ THOMAS C. SUTTON Thomas C. Sutton	Chairman and Trustee

/s/ GLENN S. SCHAFER Glenn S. Schafer	President

/s/ RICHARD L. NELSON Richard L. Nelson	Trustee

/s/ LYMAN W. PORTER Lyman W. Porter	Trustee

/s/ ALAN RICHARDS Alan Richards	Trustee

/s/ LUCIE H. MOORE Lucie H. Moore	Trustee

/s/ BRIAN D. KLEMENS Brian D. Klemens	Vice President and Treasurer